Analysis of Net Debt - Component of Net Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 24)	€ 2,346	€ 2,115
Interest-bearing loans and borrowings (note 25)	(9,316)	(7,981)
Derivative financial instruments (net) (note 26)	(14)	50	€ 44
Group net debt	(6,984)	(5,796)	€ (5,297)	€ (6,618)
Book Value [Member]
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 24)	2,346	2,135
Interest-bearing loans and borrowings (note 25)	(9,316)	(7,981)
Derivative financial instruments (net) (note 26)	(14)	50
Group net debt	(6,984)	(5,796)
Fair Value [Member]
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 24)	2,346	2,135
Interest-bearing loans and borrowings (note 25)	(9,223)	(8,421)
Derivative financial instruments (net) (note 26)	(14)	50
Group net debt	€ (6,891)	€ (6,236)